Quarterly Holdings Report
for
Fidelity® GNMA Fund
October 31, 2022
MOG-NPRT1-1222
1.809097.119
U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds 3.25% 5/15/42 (b)(c)	4,300	3,636
U.S. Treasury Notes 1.125% 8/31/28 (b)(c)(d)	4,812	4,037

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,139)		7,673

U.S. Government Agency - Mortgage Securities - 153.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.460% 1.853% 1/1/35 (e)(f)	36	36
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (e)(f)	11	11
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	39	39
12 month U.S. LIBOR + 1.620% 2.939% 3/1/33 (e)(f)	43	43
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (e)(f)	82	82
12 month U.S. LIBOR + 1.630% 2.915% 11/1/36 (e)(f)	45	46
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (e)(f)	54	54
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (e)(f)	106	107
12 month U.S. LIBOR + 1.890% 3.222% 8/1/35 (e)(f)	75	76
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (e)(f)	8	8
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (e)(f)	13	13
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (e)(f)	22	22
6 month U.S. LIBOR + 1.550% 3.775% 10/1/33 (e)(f)	6	6
6 month U.S. LIBOR + 1.550% 3.925% 9/1/33 (e)(f)	146	148
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (e)(f)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.180% 3.642% 7/1/36 (e)(f)	41	41
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.186% 10/1/33 (e)(f)	18	18
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 9/1/34 (e)(f)	24	25
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.876% 7/1/34 (e)(f)	163	166
2.5% 2/1/52	3,233	2,662
3% 2/1/33 to 3/1/33	2,089	1,954
3.5% 1/1/52 to 3/1/52	1,963	1,732
8.5% 12/1/27	12	12
TOTAL FANNIE MAE		7,312
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (e)(f)	51	52
12 month U.S. LIBOR + 1.860% 4.11% 8/1/34 (e)(f)	46	46
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (e)(f)	237	238
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (e)(f)	1	1
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (e)(f)	2	2
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (e)(f)	123	123
6 month U.S. LIBOR + 1.990% 3.001% 10/1/35 (e)(f)	67	67
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.937% 6/1/33 (e)(f)	102	102
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.798% 12/1/35 (e)(f)	472	481
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (e)(f)	182	184
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.549% 3/1/35 (e)(f)	374	380
2.5% 1/1/52	2,622	2,159
3% 2/1/34 to 4/1/34	5,577	5,205
3.5% 9/1/51 to 3/1/52	16,398	14,498
TOTAL FREDDIE MAC		23,538
Ginnie Mae - 139.9%
3% 5/15/27 to 10/20/51 (d)	407,308	358,979
3.5% 9/15/26 to 11/20/50 (b)(c)(d)	321,568	293,428
3.7% 10/15/42	4,434	4,091
4% 5/15/44	886	829
4.5% 7/15/33 to 10/20/41	61,962	60,058
4.75% 7/15/40	361	352
4.875% 9/15/39 to 12/15/39	3,286	3,221
5.09% 4/15/36 to 11/15/36	3,099	3,060
5.15% 2/15/36 to 4/15/36	150	149
5.2% 7/15/36	51	50
5.25% 4/15/36 to 4/15/37	178	177
5.39% 5/15/36	47	46
5.45% 2/15/37	433	433
5.5% 7/20/24 to 2/20/42	4,257	4,314
5.6% 11/15/36	139	142
5.85% 1/15/37	55	56
6.45% 1/15/32 to 8/15/32	108	111
6.5% 7/15/23 to 1/15/39	3,041	3,152
7% to 7% 4/15/23 to 9/20/34	6,807	7,047
7.25% 9/15/27	23	23
7.5% to 7.5% 11/15/22 to 8/20/32	2,363	2,456
8% 12/15/23 to 9/15/31	626	650
8.5% 9/15/30 to 2/15/31	111	119
9% 9/15/23 to 5/15/30	3	3
2% 9/20/50 to 4/20/51	242,340	200,364
2% 11/1/52 (g)	104,400	85,655
2% 11/1/52 (g)	104,150	85,450
2% 11/1/52 (g)	91,000	74,661
2% 11/1/52 (g)	54,600	44,797
2% 11/1/52 (g)	104,400	85,655
2% 11/1/52 (g)	67,050	55,011
2% 11/1/52 (g)	67,050	55,011
2% 12/1/52 (g)	91,850	75,344
2% 12/1/52 (g)	183,050	150,155
2% 12/1/52 (g)	58,850	48,274
2% 12/1/52 (g)	39,350	32,279
2% 1/1/53 (g)	123,500	101,374
2% 1/1/53 (g)	41,150	33,778
2% 1/1/53 (g)	40,775	33,470
2.25% 5/20/50	2,175	1,795
2.375% 5/20/50	1,402	1,167
2.5% 3/15/28 to 12/20/51	332,336	284,103
2.5% 11/1/52 (g)	67,650	57,266
2.5% 11/1/52 (g)	67,650	57,266
2.5% 11/1/52 (g)	51,350	43,468
2.5% 11/1/52 (g)	86,650	73,350
2.5% 11/1/52 (g)	52,300	44,272
2.5% 11/1/52 (g)	52,300	44,272
2.5% 11/1/52 (g)	104,600	88,545
2.5% 11/1/52 (g)	61,350	51,933
2.5% 12/1/52 (g)	88,250	74,680
2.5% 12/1/52 (g)	175,900	148,853
2.5% 12/1/52 (g)	36,550	30,930
2.5% 1/1/53 (g)	88,250	74,722
2.625% 5/20/50	4,044	3,441
2.75% 5/20/50	1,992	1,707
3% 11/1/52 (g)	28,150	24,467
3% 11/1/52 (g)	39,300	34,158
3% 11/1/52 (g)	34,000	29,551
3% 11/1/52 (g)	34,000	29,551
3% 11/1/52 (g)	32,600	28,334
3% 12/1/52 (g)	28,150	24,455
3% 12/1/52 (g)	27,150	23,586
3.25% 2/20/41 to 7/20/46	1,060	1,012
3.375% 5/20/50	460	410
3.5% 11/1/52 (g)	33,250	29,749
3.5% 11/1/52 (g)	33,250	29,749
3.5% 11/1/52 (g)	11,100	9,931
3.5% 11/1/52 (g)	16,350	14,628
3.74% 7/20/42 to 8/20/42	332	307
3.75% 10/20/41 to 7/20/47	18,102	16,684
4% 2/20/33 to 1/20/50	191,078	179,866
4.25% 1/20/46	300	287
4.5% 11/1/52 (g)	40,000	37,891
5% 6/20/29 to 7/20/48	47,119	46,654
5.35% 4/20/29 to 12/20/30	4,339	4,325
5.75% 9/20/39 to 9/20/40	6,421	6,580
6% to 6% 12/15/23 to 3/15/39	6,400	6,549
7.395% 6/20/25 to 2/20/27	131	134
TOTAL GINNIE MAE		3,564,852
Uniform Mortgage Backed Securities - 12.7%
1.5% 11/1/52 (g)	7,150	5,316
1.5% 11/1/52 (g)	1,950	1,450
1.5% 12/1/52 (g)	6,050	4,499
2% 11/1/52 (g)	5,300	4,174
2% 11/1/52 (g)	4,650	3,662
2% 11/1/52 (g)	3,200	2,520
2% 11/1/52 (g)	3,100	2,442
2% 11/1/52 (g)	2,500	1,969
2% 11/1/52 (g)	3,650	2,875
2% 11/1/52 (g)	3,200	2,520
2% 11/1/52 (g)	2,050	1,615
2% 11/1/52 (g)	1,950	1,536
2% 11/1/52 (g)	700	551
2% 11/1/52 (g)	15,900	12,523
2% 12/1/52 (g)	950	748
2% 12/1/52 (g)	950	748
2% 12/1/52 (g)	500	394
2% 12/1/52 (g)	450	354
2% 12/1/52 (g)	500	394
2.5% 11/1/37 (g)	3,700	3,336
2.5% 11/1/37 (g)	7,700	6,942
2.5% 11/1/37 (g)	300	270
2.5% 12/1/37 (g)	3,750	3,382
2.5% 11/1/52 (g)	550	450
2.5% 11/1/52 (g)	1,350	1,105
2.5% 11/1/52 (g)	850	696
2.5% 11/1/52 (g)	550	450
2.5% 11/1/52 (g)	650	532
2.5% 11/1/52 (g)	450	368
2.5% 11/1/52 (g)	350	287
2.5% 11/1/52 (g)	200	164
2.5% 12/1/52 (g)	1,400	1,146
2.5% 12/1/52 (g)	700	573
3% 11/1/52 (g)	13,850	11,758
3% 11/1/52 (g)	6,800	5,773
3% 11/1/52 (g)	13,850	11,758
3% 11/1/52 (g)	6,750	5,731
3% 11/1/52 (g)	8,600	7,301
3% 11/1/52 (g)	4,300	3,651
3% 11/1/52 (g)	4,300	3,651
3% 12/1/52 (g)	13,300	11,286
3% 12/1/52 (g)	18,000	15,274
3% 12/1/52 (g)	12,900	10,946
3.5% 11/1/52 (g)	13,300	11,696
3.5% 11/1/52 (g)	6,375	5,606
3.5% 11/1/52 (g)	4,200	3,693
3.5% 11/1/52 (g)	100	88
3.5% 12/1/52 (g)	11,550	10,152
4% 11/1/52 (g)	6,850	6,230
4% 11/1/52 (g)	7,550	6,867
4% 11/1/52 (g)	1,200	1,091
4% 12/1/52 (g)	6,900	6,272
4.5% 11/1/52 (g)	24,950	23,396
4.5% 11/1/52 (g)	20,150	18,895
4.5% 11/1/52 (g)	3,000	2,813
4.5% 11/1/52 (g)	4,150	3,892
4.5% 11/1/52 (g)	350	328
4.5% 12/1/52 (g)	25,800	24,171
5% 11/1/52 (g)	9,125	8,795
5% 11/1/52 (g)	7,775	7,494
5% 12/1/52 (g)	7,600	7,317
5.5% 11/1/52 (g)	11,000	10,846
5.5% 11/1/52 (g)	2,500	2,465
6% 12/1/52 (g)	5,400	5,419
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		324,646
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,138,765)		3,920,348

Collateralized Mortgage Obligations - 12.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 12.2%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	99	100
Series 2016-3 Class IP, 4% 2/25/46 (h)	17,646	3,350
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	4,403	708
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 2.6144% 10/25/47 (e)(h)(i)	14,136	1,489
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (e)(h)	105	18
Series 339 Class 5, 5.5% 7/25/33 (h)	130	22
Series 343 Class 16, 5.5% 5/25/34 (h)	122	21
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	301	313
Series 40 Class K, 6.5% 8/17/24	14	14
sequential payer Series 2204 Class N, 7.5% 12/20/29	511	528
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 2.7879% 8/15/47 (e)(h)(i)	6,387	657
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 3.1709% 7/20/41 (e)(h)(i)	7,619	877
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 3.2779% 6/16/37 (e)(h)(i)	679	67
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 4.1621% 6/16/38 (e)(f)	172	172
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 4.0691% 7/20/38 (e)(f)	446	446
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 4.0621% 10/16/40 (e)(f)	829	829
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.6303% 3/20/60 (e)(f)(j)	8,573	8,502
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.4103% 7/20/60 (e)(f)(j)	6,690	6,595
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.9333% 9/20/60 (e)(f)(j)	8,465	8,348
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.9333% 8/20/60 (e)(f)(j)	6,833	6,740
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.0133% 12/20/60 (e)(f)(j)	3,004	2,966
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.1333% 12/20/60 (e)(f)(j)	3,094	3,065
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.1333% 2/20/61 (e)(f)(j)	652	645
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.1233% 2/20/61 (e)(f)(j)	3,838	3,800
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.1333% 4/20/61 (e)(f)(j)	2,566	2,540
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.1333% 5/20/61 (e)(f)(j)	4,166	4,126
Class FC, 1 month U.S. LIBOR + 0.500% 3.1333% 5/20/61 (e)(f)(j)	3,066	3,035
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.1633% 6/20/61 (e)(f)(j)	3,804	3,770
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.2333% 10/20/61 (e)(f)(j)	4,292	4,257
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 3.7621% 4/16/42 (e)(f)	318	317
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 3.7121% 6/16/42 (e)(f)	374	370
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.3333% 11/20/61 (e)(f)(j)	4,247	4,217
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.3333% 1/20/62 (e)(f)(j)	2,597	2,580
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.2633% 1/20/62 (e)(f)(j)	3,919	3,886
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.2633% 3/20/62 (e)(f)(j)	2,051	2,033
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.2833% 5/20/61 (e)(f)(j)	31	30
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.9133% 5/20/63 (e)(f)(j)	26	26
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.8333% 4/20/63 (e)(f)(j)	45	45
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 3.8391% 1/20/46 (e)(f)	826	806
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 3.9391% 4/20/49 (e)(f)	5,890	5,775
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,913	2,919
Series 2004-19 Class DP, 5.5% 3/20/34	2	2
Series 2005-24 Class TC, 5.5% 3/20/35	2,004	2,012
Series 2005-57 Class PB, 5.5% 7/20/35	2,942	2,979
Series 2006-50 Class JC, 5% 6/20/36	612	626
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 3.0217% 12/20/40 (e)(i)	2,375	1,956
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	221	17
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	9,206	1,432
Series 2016-69 Class WA, 3% 2/20/46	1,112	1,015
Series 2017-134 Class BA, 2.5% 11/20/46	480	425
Series 2017-139 Class K, 3% 8/20/47	15,605	14,149
Series 2017-153 Class GA, 3% 9/20/47	3,102	2,781
Series 2017-182 Class KA, 3% 10/20/47	2,369	2,130
Series 2018-13 Class Q, 3% 4/20/47	3,082	2,818
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	880	892
Series 2004-24 Class ZM, 5% 4/20/34	1,839	1,788
Series 2004-46 Class BZ, 6% 6/20/34	1,099	1,103
Series 2004-86 Class G, 6% 10/20/34	6,273	6,431
Series 2005-26 Class ZA, 5.5% 1/20/35	8,326	8,413
Series 2005-47 Class ZY, 6% 6/20/35	6,018	6,161
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,019
Series 2005-82 Class JV, 5% 6/20/35	1,587	1,581
Series 2006-2 Class Z, 5.5% 1/20/36	3,666	3,707
Series 2010-160 Class DY, 4% 12/20/40	15,702	14,632
Series 2010-168 Class BG, 4% 4/20/40	6,595	6,288
Series 2010-170 Class B, 4% 12/20/40	2,490	2,321
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 2.6757% 2/16/41 (e)(i)	5,593	4,627
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 2.643% 5/16/41 (e)(i)	10,320	8,622
Series 2017-139 Class BA, 3% 9/20/47	5,262	4,761
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	15,078	14,496
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 3.0879% 5/16/34 (e)(h)(i)	218	16
Class SG, 6.500% - 1 month U.S. LIBOR 3.0109% 3/20/33 (e)(h)(i)	2,861	163
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 3.7879% 8/16/34 (e)(h)(i)	1,270	117
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.7879% 8/17/34 (e)(h)(i)	377	40
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 3.3109% 2/20/35 (e)(h)(i)	2,133	193
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	999
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 2.8109% 7/20/34 (e)(h)(i)	2,168	186
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 5.8663% 3/20/36 (e)(i)	2,208	2,189
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 19.7272% 6/16/37 (e)(i)	523	602
Series 2009-13 Class E, 4.5% 3/16/39	1,905	1,850
Series 2009-42 Class AY, 5% 6/16/37	1,280	1,266
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.5379% 2/16/40 (e)(h)(i)	1,542	87
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.4103% 5/20/60 (e)(f)(j)	4,796	4,733
Series 2011-52 Class HI, 7% 4/16/41 (h)	314	51
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 2.5109% 4/20/41 (e)(h)(i)	3,491	310
Series 2012-103 Class IL, 3% 8/20/27 (h)	8,497	382
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 2.5609% 6/20/42 (e)(h)(i)	6,897	675
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 3.2879% 6/16/42 (e)(h)(i)	1,135	103
Series 2013-149 Class MA, 2.5% 5/20/40	12,228	11,631
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	3,072	532
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 2.5217% 3/20/41 (e)(i)	13,833	11,445
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,968	590
Series 2014-146 Class EI, 5% 10/20/44 (h)	5,665	1,172
Series 2014-154 Class IO, 5% 10/20/44 (h)	1,145	235
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,932	1,019
Series 2014-178 Class IO, 5% 11/20/44 (h)	7,069	1,432
Series 2014-2 Class BA, 3% 1/20/44	3,865	3,471
Series 2014-21 Class HA, 3% 2/20/44	1,397	1,258
Series 2014-25 Class HC, 3% 2/20/44	2,405	2,160
Series 2014-5 Class A, 3% 1/20/44	2,080	1,869
Series 2015-117 Class KI, 5% 8/20/45 (h)	6,799	1,360
Series 2015-14 Class IO, 5% 10/20/44 (h)	7,684	1,548
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,688	739
Series 2015-H21:
Class HZ, 4.2277% 6/20/63 (e)(j)	714	702
Class JZ, 4.2401% 6/20/65 (e)(j)	421	415
Series 2016-146 Class AL, 5.7301% 5/20/40 (e)	2,425	2,466
Series 2016-17 Class A, 3% 2/16/46	15,319	13,947
Series 2016-171 Class BI, 5% 10/20/44 (h)	6,910	1,400
Series 2017-186 Class HK, 3% 11/16/45	7,154	6,431
Series 2017-75 Class PT, 5.7419% 4/20/47 (e)	8,501	8,617
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.68% 8/20/66 (e)(f)(j)	11,332	11,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $344,935)		309,855

Commercial Mortgage Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	5,000	4,505
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (e)(h)	294	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9829% 9/16/42 (e)(h)	1,455	0
Series 2002-62 Class IO, 1.1643% 8/16/42 (e)(h)	693	0
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,282)		4,505

Money Market Funds - 27.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (k) (Cost $709,521)	709,378,731	709,521

TOTAL INVESTMENT IN SECURITIES - 194.3% (Cost $5,212,642)	4,951,902
NET OTHER ASSETS (LIABILITIES) - (94.3)%	(2,402,707)
NET ASSETS - 100.0%	2,549,195

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 11/1/52	(104,400)	(85,655)
2% 11/1/52	(91,850)	(75,359)
2% 11/1/52	(183,050)	(150,184)
2% 11/1/52	(67,050)	(55,011)
2% 11/1/52	(15,900)	(13,045)
2% 11/1/52	(39,350)	(32,285)
2% 12/1/52	(123,500)	(101,307)
2% 12/1/52	(41,150)	(33,755)
2% 12/1/52	(40,775)	(33,448)
2.5% 11/1/52	(88,250)	(74,705)
2.5% 11/1/52	(175,900)	(148,901)
2.5% 11/1/52	(52,300)	(44,272)
2.5% 11/1/52	(104,600)	(88,545)
2.5% 11/1/52	(36,550)	(30,940)
2.5% 12/1/52	(88,250)	(74,680)
3% 11/1/52	(34,000)	(29,551)
3% 11/1/52	(28,150)	(24,467)
3% 11/1/52	(27,150)	(23,598)
3.5% 11/1/52	(33,250)	(29,749)

TOTAL GINNIE MAE		(1,149,457)

Uniform Mortgage Backed Securities
1.5% 11/1/52	(6,050)	(4,498)
2% 11/1/52	(3,200)	(2,520)
2% 11/1/52	(22,400)	(17,643)
2% 11/1/52	(950)	(748)
2% 11/1/52	(950)	(748)
2% 11/1/52	(500)	(394)
2% 11/1/52	(450)	(354)
2% 11/1/52	(500)	(394)
2% 11/1/52	(15,900)	(12,523)
2.5% 11/1/37	(5,700)	(5,139)
2.5% 11/1/37	(3,750)	(3,381)
2.5% 11/1/37	(2,250)	(2,028)
2.5% 11/1/52	(550)	(450)
2.5% 11/1/52	(1,400)	(1,146)
2.5% 11/1/52	(700)	(573)
3% 11/1/52	(13,850)	(11,758)
3% 11/1/52	(13,300)	(11,291)
3% 11/1/52	(18,000)	(15,282)
3% 11/1/52	(12,900)	(10,952)
3.5% 11/1/52	(11,550)	(10,157)
4% 11/1/52	(6,900)	(6,276)
4% 11/1/52	(4,175)	(3,797)
4% 11/1/52	(4,175)	(3,797)
4% 11/1/52	(350)	(318)
4% 12/1/52	(1,200)	(1,091)
4.5% 11/1/52	(25,800)	(24,194)
5% 11/1/52	(7,600)	(7,325)
5% 11/1/52	(4,800)	(4,626)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(163,403)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,327,266)		(1,312,860)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	343	Dec 2022	70,103	(1,594)	(1,594)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	529	Dec 2022	56,388	(2,575)	(2,575)

TOTAL PURCHASED					(4,169)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,280	Dec 2022	141,560	10,661	10,661
CBOT Long Term U.S. Treasury Bond Contracts (United States)	725	Dec 2022	87,363	10,937	10,937

TOTAL SOLD					21,598

TOTAL FUTURES CONTRACTS					17,429
The notional amount of futures purchased as a percentage of Net Assets is 5.0%
The notional amount of futures sold as a percentage of Net Assets is 9.0%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	7,506	(98)	0	(98)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	3,537	(103)	0	(103)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2032	1,373	(69)	0	(69)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	4,003	(371)	0	(371)
TOTAL INTEREST RATE SWAPS							(641)	0	(641)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,859,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $576,000.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,422,000.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	877,434	119,367	287,280	5,557	-	-	709,521	1.4%
Total	877,434	119,367	287,280	5,557	-	-	709,521

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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